PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 5,918,000
Impairment loss	(733,000)	$ (2,508,000)	$ (1,795,000)
Balance at end of year	5,682,000	5,918,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	63,463,000	65,105,000
Additions	1,934,000	1,708,000
Disposals or retirements	(67,000)	(2,851,000)
Reallocations / reclassifications	0
Exchange adjustments	276,000	(499,000)
Balance at end of year	65,606,000	63,463,000	65,105,000
Cost [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	24,334,000	24,287,000
Additions	379,000	46,000
Disposals or retirements	0	0
Reallocations / reclassifications	0
Exchange adjustments	(31,000)	1,000
Balance at end of year	24,682,000	24,334,000	24,287,000
Cost [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,592,000	2,670,000
Additions	93,000	126,000
Disposals or retirements	0	(186,000)
Reallocations / reclassifications	0
Exchange adjustments	16,000	(18,000)
Balance at end of year	2,701,000	2,592,000	2,670,000
Cost [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,200,000	4,309,000
Additions	362,000	144,000
Disposals or retirements	(25,000)	(255,000)
Reallocations / reclassifications	(2,000)
Exchange adjustments	5,000	2,000
Balance at end of year	4,540,000	4,200,000	4,309,000
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	32,337,000	33,839,000
Additions	1,100,000	1,392,000
Disposals or retirements	(42,000)	(2,410,000)
Reallocations / reclassifications	2,000
Exchange adjustments	286,000	(484,000)
Balance at end of year	33,683,000	32,337,000	33,839,000
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(57,545,000)	(56,558,000)
Charge for the year	(1,410,000)	(1,866,000)
Disposals or retirements	65,000	2,851,000
Impairment loss	(733,000)	(2,508,000)
Exchange adjustments	(301,000)	536,000
Balance at end of year	(59,924,000)	(57,545,000)	(56,558,000)
Accumulated depreciation and impairment losses [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(21,432,000)	(19,629,000)
Charge for the year	(414,000)	(628,000)
Disposals or retirements	0	0
Impairment loss	(48,000)	(1,196,000)
Exchange adjustments	9,000	21,000
Balance at end of year	(21,885,000)	(21,432,000)	(19,629,000)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,131,000)	(1,884,000)
Charge for the year	(133,000)	(149,000)
Disposals or retirements	0	186,000
Impairment loss	(4,000)	(279,000)
Exchange adjustments	(16,000)	(5,000)
Balance at end of year	(2,284,000)	(2,131,000)	(1,884,000)
Accumulated depreciation and impairment losses [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(3,950,000)	(3,946,000)
Charge for the year	(214,000)	(115,000)
Disposals or retirements	22,000	255,000
Impairment loss	(31,000)	(98,000)
Exchange adjustments	(5,000)	(46,000)
Balance at end of year	(4,178,000)	(3,950,000)	(3,946,000)
Accumulated depreciation and impairment losses [member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(30,032,000)	(31,099,000)
Charge for the year	(649,000)	(974,000)
Disposals or retirements	43,000	2,410,000
Impairment loss	(650,000)	(935,000)
Exchange adjustments	(289,000)	566,000
Balance at end of year	(31,577,000)	(30,032,000)	$ (31,099,000)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,918,000
Balance at end of year	5,682,000	5,918,000
Carrying amounts [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,902,000
Balance at end of year	2,797,000	2,902,000
Carrying amounts [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	461,000
Balance at end of year	417,000	461,000
Carrying amounts [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	250,000
Balance at end of year	362,000	250,000
Carrying amounts [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,305,000
Balance at end of year	$ 2,106,000	$ 2,305,000